Expense Example {- Fidelity Advisor Freedom® 2030 Fund} - 03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-10 - Fidelity Advisor Freedom® 2030 Fund - Class Z6	Jul. 15, 2022 USD ($)
Expense Example:
1 year	$ 47
3 years	148
5 years	258
10 years	$ 579